VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.1%
Banks : 28.6%
Bank Aladin Syariah Tbk PT * 1,676,000 $ 113,636
Bank Central Asia Tbk PT 3,546,000 2,255,034
Bank Jago Tbk PT * 936,800 157,816
Bank Mandiri Persero Tbk PT 4,363,604 1,985,408
Bank Negara Indonesia
Persero Tbk PT 3,335,564 1,241,719
Bank Rakyat Indonesia Persero
Tbk PT 5,690,833 2,176,032
7,929,645
Capital Goods : 6.9%
Astra International Tbk PT 4,687,400 1,522,892
Jardine Cycle & Carriage Ltd. 21,988 393,876
1,916,768
Consumer Discretionary Distribution &
Retail : 4.6%
Bukalapak.com PT Tbk * 13,193,800 126,498
GoTo Gojek Tokopedia Tbk
PT * 213,963,700 931,591
Mitra Adiperkasa Tbk PT 1,964,000 225,535
1,283,624
Consumer Staples Distribution & Retail : 3.1%
Sumber Alfaria Trijaya Tbk PT 4,712,300 865,238
Underline
Energy : 8.5%
Adaro Energy Indonesia Tbk PT 3,861,600 657,955
AKR Corporindo Tbk PT 1,938,700 210,316
Banpu PCL (NVDR) 2,177,229 328,629
Bukit Asam Tbk PT 945,800 177,170
Bumi Resources Tbk PT * 26,000,500 137,696
Indo Tambangraya Megah Tbk
PT 95,500 160,885
Petrindo Jaya Kreasi Tbk PT * 407,200 127,386
United Tractors Tbk PT 369,269 563,144
2,363,181
Financial Services : 0.6%
BFI Finance Indonesia Tbk PT 2,004,800 169,438
Underline
Food, Beverage & Tobacco : 7.6%
Charoen Pokphand Indonesia
Tbk PT 1,742,100 576,956
First Pacific Co. Ltd. 491,250 247,515
Golden Agri-Resources Ltd. 1,102,300 220,525
Gudang Garam Tbk PT 111,500 139,960
Indofood CBP Sukses Makmur
Tbk PT 535,000 391,309
Indofood Sukses Makmur Tbk
PT 1,060,000 426,206
Japfa Comfeed Indonesia Tbk
PT 1,274,100 95,628
2,098,099
Health Care Equipment & Services : 0.8%
Mitra Keluarga Karyasehat
Tbk PT 1,307,097 225,887
Underline
Household & Personal Products : 0.9%
Unilever Indonesia Tbk PT 1,381,700 235,327
Underline
Number
of Shares Value
Materials : 19.8%
Amman Mineral Internasional
PT * 3,150,300 $ 1,739,411
Aneka Tambang Tbk 2,030,800 205,150
Avia Avian Tbk PT 3,739,700 129,728
Barito Pacific Tbk PT 6,591,943 392,961
Bumi Resources Minerals Tbk
PT * 17,801,900 168,546
Chandra Asri Pacific Tbk PT 2,506,636 920,872
Indah Kiat Pulp & Paper Tbk PT 581,200 350,953
Indocement Tunggal Prakarsa
Tbk PT 373,300 206,131
Merdeka Battery Materials Tbk
PT * 7,562,000 234,658
Merdeka Copper Gold Tbk PT * 2,969,095 427,505
Nickel Industries Ltd. 258,707 136,608
Pabrik Kertas Tjiwi Kimia Tbk
PT 300,700 135,130
Semen Indonesia Persero Tbk
PT 798,762 297,231
Vale Indonesia Tbk PT 503,800 129,302
5,474,186
Media & Entertainment : 0.4%
Elang Mahkota Teknologi Tbk
PT 3,849,400 105,880
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 1.6%
Kalbe Farma Tbk PT 4,753,600 442,230
Underline
Real Estate Management & Development :
1.7%
Bumi Serpong Damai Tbk PT * 1,789,200 111,249
Ciputra Development Tbk PT 2,103,495 172,549
Pakuwon Jati Tbk PT 3,604,800 96,450
Summarecon Agung Tbk PT 2,630,800 87,990
468,238
Telecommunication Services : 8.6%
Indosat Tbk PT 311,500 219,553
PT Tower Bersama
Infrastructure Tbk 820,600 97,303
Sarana Menara Nusantara
Tbk PT 5,050,300 273,917
Telkom Indonesia Persero Tbk
PT (ADR) 73,835 1,643,567
XL Axiata Tbk PT 1,023,575 145,902
2,380,242
Transportation : 1.1%
Jasa Marga Persero Tbk PT 525,750 184,146
Transcoal Pacific Tbk PT 241,500 110,775
294,921
Utilities : 5.3%
Barito Renewables Energy Tbk
PT 3,675,300 1,245,963
Number
of Shares Value
Utilities (continued)
Perusahaan Gas Negara Tbk PT 2,516,900 $ 215,993
1,461,956
Total Common Stocks

VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Utilities (continued)
(Cost: $35,430,210) $ 27,714,860
Number
of Shares Value
Utilities (continued)
Total Investments: 100.1%
(Cost: $35,430,210) $ 27,714,860
Liabilities in excess of other assets: (0.1)% (26,450)
NET ASSETS: 100.0% $ 27,688,410
Definitions:
ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
* Non-income producing